Goodwill and intangible assets - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill	$ 265,153	$ 265,153